UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

RQSI Small Cap Hedged Equity Fund

Semi-Annual Report	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-445-RQSI (7774); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%

	Shares	Value

CONSUMER DISCRETIONARY — 8.1%
Big Lots	7,794	$393,519
BJ’s Restaurants *	9,370	422,587
Brinker International	6,869	303,541
Buffalo Wild Wings *	2,322	365,831
Callaway Golf	27,120	321,372
Carter’s	3,918	360,613
Cheesecake Factory	6,359	407,993
Cooper-Standard Holdings *	2,706	305,967
Dave & Buster’s Entertainment *	8,180	523,602
Five Below *	9,000	442,080
Helen of Troy *	3,187	299,578
News, Cl A	23,094	293,756
Regal Entertainment Group, Cl A	15,726	347,073
Sally Beauty Holdings *	13,039	248,002
Taylor Morrison Home, Cl A *	14,082	325,294
Texas Roadhouse, Cl A	8,348	391,354
Thor Industries	4,265	410,208

		6,162,370

CONSUMER STAPLES — 4.1%
Adecoagro *	26,198	290,536
Darling Ingredients *	20,677	312,843
Dean Foods	18,524	365,664

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
Flowers Foods	21,795	$427,400
HRG Group *	15,540	310,955
Lancaster Colony	2,330	293,347
Sanderson Farms	3,759	435,217
TreeHouse Foods *	3,866	338,662
Vector Group	16,153	350,843

		3,125,467

FINANCIALS — 22.3%
Associated Banc-Corp	16,663	414,909
Bank of the Ozarks	9,151	434,398
BankUnited	19,653	693,553
BGC Partners, Cl A	26,428	300,751
CenterState Banks	11,592	292,466
CNO Financial Group	14,645	308,570
Columbia Banking System	10,243	404,701
Commerce Bancshares	7,128	391,684
Cullen/Frost Bankers	4,451	420,130
CYS Investments REIT	39,240	334,718
East West Bancorp	5,817	315,689
Eaton Vance	9,647	414,146
Essent Group *	8,300	307,183
Evercore Partners, Cl A	6,293	464,108
FCB Financial Holdings, Cl A *	6,059	286,288
Federated Investors, Cl B	12,527	335,974
First American Financial	8,660	375,931
First Commonwealth Financial	33,292	429,800
First Financial Bancorp	10,937	302,408
First Horizon National	21,950	402,783
First Midwest Bancorp	12,678	287,917
FNB	25,880	368,531
Home BancShares	15,726	400,227
Hope Bancorp	36,619	670,494
IBERIABANK	8,947	709,943
International Bancshares	8,481	317,189
Investors Bancorp	27,590	382,122
Ladder Capital, Cl A REIT	20,791	304,172
MarketAxess Holdings	1,601	308,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
PennyMac Mortgage Investment Trust REIT	16,914	$302,422
Popular	7,371	308,919
Seacoast Banking Corp of Florida *	12,520	302,984
Selective Insurance Group	15,521	819,509
South State	3,360	296,184
Sterling Bancorp	18,791	436,891
Synovus Financial	7,319	305,934
Triangle Capital	15,727	297,555
Umpqua Holdings	22,137	391,161
United Bankshares	8,972	357,983
United Community Banks	10,842	296,529
Validus Holdings	6,619	365,898
Washington Federal	12,412	418,284
Webster Financial	8,372	425,381
Western Alliance Bancorp *	6,116	292,956

		16,997,600

HEALTH CARE — 3.8%
Bruker	12,869	313,875
LifePoint Health *	5,651	351,210
Magellan Health *	4,348	299,142
Merit Medical Systems *	15,410	519,317
NuVasive *	5,663	410,624
Patterson	7,920	352,361
QIAGEN	10,363	311,823
West Pharmaceutical Services	3,679	338,578

		2,896,930

INDUSTRIALS — 15.4%
Allison Transmission Holdings	19,874	768,726
AMERCO	787	294,700
Applied Industrial Technologies	4,854	310,656
Barnes Group	5,848	321,465
Beacon Roofing Supply *	8,045	398,791
Brady, Cl A	7,768	302,564
BWX Technologies, Cl W	6,307	310,115
Comfort Systems USA	11,724	430,271
Continental Building Products *	12,254	298,385
Crane	4,012	320,599

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Curtiss-Wright	3,290	$307,483
EMCOR Group	4,769	313,514
EnerSys	3,803	316,067
Hexcel	7,435	384,762
Hub Group, Cl A *	6,470	253,301
Interface, Cl A	37,100	738,289
ITT	7,319	308,349
Kirby *	5,737	405,032
Knight Transportation	11,564	396,645
Knoll	12,609	302,112
Landstar System	4,754	406,230
MSA Safety	4,247	330,629
Mueller Industries	8,771	281,023
Mueller Water Products, Cl A	25,400	285,750
Robert Half International	9,039	416,246
Teledyne Technologies *	2,374	320,086
Tetra Tech	7,349	322,989
TriNet Group *	10,388	305,407
Valmont Industries	1,931	294,188
Werner Enterprises	14,064	383,947
WESCO International *	10,558	643,510
Woodward	4,420	299,101

		11,770,932

INFORMATION TECHNOLOGY — 17.7%
Anixter International *	3,786	308,748
Arrow Electronics *	4,089	288,275
Aspen Technology *	6,869	422,375
Booz Allen Hamilton Holding, Cl A	19,584	703,652
Cabot Microelectronics	3,919	307,054
CACI International, Cl A *	2,559	301,962
CoreLogic *	7,947	339,655
DST Systems	2,451	301,743
Dun & Bradstreet	2,781	304,825
EchoStar, Cl A *	5,272	303,456
Entegris *	12,830	318,184
ExlService Holdings *	6,339	302,434
FLIR Systems	18,549	681,305

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Guidewire Software *	5,887	$361,992
InterXion Holding *	16,675	694,681
Itron *	4,946	320,748
Keysight Technologies *	8,307	310,931
Kulicke & Soffa Industries *	14,775	329,778
Leidos Holdings	14,006	737,555
ManTech International, Cl A	8,669	307,750
Mellanox Technologies *	7,794	367,877
Methode Electronics	6,584	293,317
MKS Instruments	6,704	524,588
Nuance Communications *	17,344	310,284
Plantronics	5,548	302,921
Plexus *	5,194	270,036
Progress Software	10,335	307,156
Rambus *	27,748	347,405
Sanmina *	7,394	275,427
Semtech *	8,882	303,320
Silicon Laboratories *	9,724	691,862
Sohu.com *	7,633	296,160
SYNNEX	2,682	290,809
Syntel	16,828	296,341
WebMD Health, Cl A *	6,885	373,374
Xerox	40,903	294,093

		13,492,073

MATERIALS — 3.4%
Eagle Materials	4,177	400,867
Graphic Packaging Holding	23,328	316,794
Innospec	4,637	306,042
Minerals Technologies	3,919	308,425
Neenah Paper	4,019	314,889
Quaker Chemical	2,280	329,688
RPM International	5,456	286,767
Stepan	3,809	323,003

		2,586,475

REAL ESTATE — 8.7%
American Campus Communities REIT	6,308	298,936
CareTrust REIT	17,849	303,790

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Colony NorthStar, Cl A REIT	23,255	$303,943
Columbia Property Trust REIT	13,493	303,593
CoreSite Realty REIT	4,587	448,837
CubeSmart REIT	12,974	328,761
DCT Industrial Trust REIT	7,235	365,802
DDR REIT	23,960	259,008
DuPont Fabros Technology REIT	8,288	427,245
Education Realty Trust REIT	7,942	307,911
First Industrial Realty Trust REIT	12,807	360,389
Hospitality Properties Trust REIT	12,363	393,514
Liberty Property Trust REIT	7,788	315,959
Life Storage REIT	4,194	328,768
Medical Properties Trust REIT	24,265	317,144
QTS Realty Trust, Cl A REIT	7,359	393,265
Senior Housing Properties Trust REIT	14,826	319,056
Silver Bay Realty Trust REIT	13,983	299,656
Spirit Realty Capital REIT	29,637	279,181
VEREIT REIT	35,362	295,980

		6,650,738

TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems	24,415	670,436

UTILITIES — 4.9%
Great Plains Energy	11,893	351,914
Hawaiian Electric Industries	11,466	384,340
MDU Resources Group	23,874	642,211
MGE Energy	4,619	297,002
New Jersey Resources	9,963	402,007
NextEra Energy Partners LP (A)	9,062	313,998
ONE Gas	4,441	305,674
Ormat Technologies	5,259	310,597
PNM Resources	10,296	383,526
Portland General Electric	7,751	351,430

		3,742,699

TOTAL COMMON STOCK
(Cost $61,805,786)		68,095,720

TOTAL INVESTMENTS — 89.3%
(Cost $61,805,786)		$68,095,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2017, is as follows:

Equity Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
S&P 500 Index E-MINI	43	Jun-2017	$5,038,013	$79,975

For the period ended April 30, 2017, the monthly average notional value of long futures contracts held was $3,890,380 and the monthly average notional value of short futures contracts held was $(3,484,302).

Percentages are based on Net Assets of $76,280,899.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At April 30, 2017, these securities amounted to $313,998 or 0.41% of net assets.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $61,805,786)	$68,095,720
Cash	6,236,647
Cash Collateral on Futures Contracts	2,015,071
Dividends Receivable	28,542
Reclaim Receivable	478
Other Prepaid Expenses	11,664

Total Assets	76,388,122

Liabilities:
Payable due to Investment Adviser	49,342
Printing Fees Payable	12,198
Transfer Agent Fees Payable	11,047
Audit Fees Payable	9,987
Payable due to Administrator	8,197
Legal Fees Payable	6,095
Payable due to Trustees	4,743
Chief Compliance Officer Fees Payable	2,111
Shareholder Servicing Fees Payable (Retail Shares)	70
Distribution Fees Payable (Retail Shares)	20
Other Accrued Expenses and Other Payables	3,413

Total Liabilities	107,223

Net Assets	$76,280,899

Net Assets Consist of:
Paid-in Capital	$71,695,322
Distributions in Excess of Net Investment Income	(59,937)
Accumulated Net Realized Loss on Investments and Equity Futures Contracts	(1,724,395)
Net Unrealized Appreciation on Investments	6,289,934
Net Unrealized Appreciation on Equity Futures Contracts	79,975

Net Assets	$76,280,899

Institutional Shares:
Net Assets	$76,221,174
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	7,163,534
Net Asset Value, Offering and Redemption Price Per Share	$10.64

Retail Shares:
Net Assets	$59,725
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	5,599
Net Asset Value, Offering and Redemption Price Per Share	$10.67

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND FOR THE SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$560,982
Interest	1,427

Total Investment Income	562,409

Expenses:
Investment Advisory Fees	293,327
Administration Fees	49,521
Trustees’ Fees	7,252
Chief Compliance Officer Fees	2,827
Distribution Fees (Retail Shares)	125
Shareholder Servicing Fees (Retail Shares)	1
Transfer Agent Fees	29,458
Registration and Filing Fees	15,976
Legal Fees	15,175
Audit Fees	11,784
Printing Fees	9,879
Custodian Fees	1,387
Other Expenses	5,970

Total Expenses	442,682

Net Investment Income	119,727

Net Realized Gain on:
Investments	3,164,836
Equity Futures Contracts	266,180

Net Realized Gain	3,431,016

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,856,519
Equity Futures Contracts	77,059

Net Change in Unrealized Appreciation (Depreciation)	5,933,578

Net Realized and Unrealized Gain	9,364,594

Net Increase in Net Assets Resulting from Operations	$9,484,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$119,727	$861,905
Net Realized Gain (Loss) on Investments and Equity Futures Contracts	3,431,016	(3,584,495)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Equity Futures Contracts	5,933,578	(959,288)

Net Increase (Decrease) in Net Assets Resulting From Operations	9,484,321	(3,681,878)

Dividends and Distributions:

Net Investment Income:
Institutional Shares	(955,371)	(88,281)
Retail Shares	(1,270)	(82)

Total Dividends and Distributions	(956,641)	(88,363)

Capital Share Transactions:(1)
Institutional Shares
Issued	–	600,000
Reinvestment of Distributions	955,371	88,281

Net Institutional Shares Capital Share Transactions	955,371	688,281

Retail Shares
Issued	15,000	27,500
Reinvestment of Distributions	1,270	82
Redeemed	(82,695)	(9,680)

Net Retail Shares Capital Share Transactions	(66,425)	17,902

Net Increase in Net Assets From Capital Share Transactions	888,946	706,183

Total Increase (Decrease) in Net Assets	9,416,626	(3,064,058)

Net Assets:
Beginning of Period	66,864,273	69,928,331

End of Period	$76,280,899	$66,864,273

Undistributed (Distributions in Excess of) Net Investment Income	$(59,937)	$776,977

(1)	See Note 7 for share transactions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.44		$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.02		0.12	(0.01)
Net Realized and Unrealized Gain (Loss)	1.32		(0.65)	(0.01)

Total from Investment Operations	1.34		(0.53)	(0.02)

Dividends and Distributions from:
Net Investment Income	(0.14)		(0.01)	—

Total Dividends and Distributions	(0.14)		(0.01)	—

Net Asset Value, End of Period	$10.64		$9.44	$9.98

Total Return†	14.18%		(5.29)%	(0.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$76,221		$66,751	$69,827
Ratio of Expenses to Average Net Assets	1.21	%††	1.35%	1.62	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33	%††	1.29%	(0.40	)%††
Portfolio Turnover Rate	107	%†††	178%	6	%†††

(1)	Commenced operations on September 9, 2015.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS

	Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

	Retail Shares
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Net Asset Value, Beginning of Period	$9.45		$9.99	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	0.01		0.09	—
Net Realized and Unrealized Gain (Loss)	1.32		(0.62)	(0.01)

Total from Investment Operations	1.33		(0.53)	(0.01)

Dividends and Distributions from:
Net Investment Income	(0.11)		(0.01)	—

Total Dividends and Distributions	(0.11)		(0.01)	—

Net Asset Value, End of Period	$10.67		$9.45	$9.99

Total Return†	14.06%		(5.34)%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$60		$113	$101
Ratio of Expenses to Average Net Assets	1.46	%††	1.66%	2.03	%††(2)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29	%††	0.96%	(1.00	)%††
Portfolio Turnover Rate	107	%†††	178%	6	%†††

(1)	Commenced operations on September 9, 2015.
(2)	Ratio reflects the impact of the initial low level of net assets associated with commencement of operations. Under normal asset levels, the ratio would have been 1.97%.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.    Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 funds. The financial statements herein are those of the RQSI Small Cap Hedged Equity Fund (the “Fund”). The investment objective of the Fund is to seek total return with lower volatility than the overall equity market. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.    Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. Futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Committee (the

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

“Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities in the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology. For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fund uses futures contracts for tactical hedging purposes as well as to

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

enhance the Fund’s return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on equity futures contracts.

When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on equity futures contracts and net change in unrealized appreciation (depreciation) on equity futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2017.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.    Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $49,521 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.10% based on the average daily net assets of the Fund’s Retail Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, Ramsey Quantitative Systems, Inc. (the “Adviser”) or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund’s shareholders. For the six months ended April 30, 2017, the Fund incurred shareholder servicing fees of $1 which represents 0.00% of the net assets of the Fund’s Retail Shares.

The Fund has adopted a distribution plan for Retail Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The maximum annual distribution fee for Retail Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Retail Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.    Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

6.    Investment Transactions:

For the six months ended April 30, 2017, the Fund made purchases of $69,750,801 and sales of $70,059,293 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.    Share Transactions

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Shares
Issued	–	62,435
Reinvestment of Distributions	91,951	9,138

Net Institutional Shares Transactions	91,951	71,573

Retail Shares
Issued	1,435	2,804
Reinvestment of Distributions	122	9
Redeemed	(7,892)	(1,000)

Net Retail Shares Transactions	(6,335)	1,813

Net Increase in Shares Outstanding	85,616	73,386

8.    Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the year or period ended October 31, 2016 and 2015 were as follows:

Ordinary Income
2016	$ 88,363
2015	—

As of October 31, 2016, the components of accumulated losses on a tax basis were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

Undistributed Ordinary Income	$776,977
Unrealized Appreciation	376,608
Short-Term Capital Loss Carryforwards	(2,158,386)
Long-Term Capital Loss Carryforwards	(2,937,302)

Total Accumulated Losses	$(3,942,103)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$61,805,786	$6,850,336	$(560,402)	$6,289,934

9.    Other:

At April 30, 2017, one record shareholder held 99% of Institutional Shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of multiple underlying shareholders. At April 30, 2017, three record shareholders held 87% of the Retail Shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.    Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11.    Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED EQUITY FUND APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Actual Portfolio Return
Institutional Shares	$1,000.00	$1,141.80	1.21%	$6.43
Retail Shares	1,000.00	1,140.60	1.46	7.75
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.79	1.21%	$6.06
Retail Shares	1,000.00	1,017.55	1.46	7.30

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

NOTES

NOTES

NOTES

RQSI Small Cap Hedged Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-445-RQSI (7774)

Adviser:

Ramsey Quantitative Systems, Inc.

1515 Ormsby Station Court

Louisville, KY 40223

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RQS-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017